Taxation	3 Months Ended
Mar. 31, 2026
Taxation
Income tax (benefit)/expense

10.Taxation

	Three months ended
	March 31,	March 31,
	2026	2025(a)
	$'m	$'m

Current taxes	56.7	42.0
Deferred income taxes	(6.6)	2.1
Total taxation expense	50.1	44.1
(a)	The result for the period ended March 31, 2025 has been re-presented to reflect that the result of the Latam segment is now reported as a discontinued operation. See note 20.1 for more information.

Income tax expense is recognized in each interim period based on tax computations for each group entity. In 2026, the forecast annual effective tax rate was determined and applied to the income or loss before tax in the period. In the prior period, tax was computed by applying adjustments for material temporary and permanent differences by reference to the relevant tax rules to the year to date income or loss before tax.

The income tax expense for the three month period ended March 31, 2026 was $50.1 million (March 31, 2025: $44.1 million), in line with operational performance.

The effective tax rate was higher in the prior comparative period due to the non-recognition of deferred tax, in that period, on finance costs in Nigeria.